CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	¥ 216,449	¥ 105,691	¥ 26,054
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	79,468	91,493	100,572
Stock option expenses	21,091	21,955	26,869
(Gain) loss on investments in equity securities	(15,156)	(38,686)	(4,005)
Equity in earnings of affiliates, net of dividends received	(29,499)	(13,003)	(969)
Loss on disposal of office buildings, land, equipment and facilities	8,360	17,641	5,351
Deferred income taxes	117,061	53,957	37,772
Changes in operating assets and liabilities:
Time deposits	274,593	137,526	(318,104)
Deposits with stock exchanges and other segregated cash	(42,403)	(9,461)	(39,225)
Trading assets and private equity investments	(485,673)	(1,448,489)	971,327
Trading liabilities	2,007,807	248,019	(1,058,445)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(183,884)	1,375,929	980,156
Securities borrowed, net of securities loaned	(1,604,469)	863,511	(508,844)
Other secured borrowings	7,992	(84,444)	(271,498)
Loans and receivables, net of allowance for doubtful accounts	217,397	(238,318)	28,933
Payables	278,325	(305,672)	218,915
Bonus accrual	16,356	31,415	(13,356)
Accrued income taxes, net	(87,933)	50,019	5,055
Other, net	(338,456)	(309,582)	104,305
Net cash provided by (used in) operating activities	457,426	549,501	290,863
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(214,336)	(271,975)	(182,568)
Proceeds from sales of office buildings, land, equipment and facilities	176,680	147,653	120,435
Payments for purchases of investments in equity securities	(4,799)	(319)	(138)
Proceeds from sales of investments in equity securities	6,945	3,741	5,485
(Increase) decrease in loans receivable at banks, net	(10,972)	22,189	30,591
Increase in non-trading debt securities, net	(103,187)	(54,237)	(968)
Business combinations or disposals, net		(5,919)	35,597
Decrease (increase) in investments in affiliated companies, net	43,298	(1,391)	2,146
Other, net	3,176	(228)	(638)
Net cash provided by (used in) investing activities	(103,195)	(160,486)	9,942
Cash flows from financing activities:
Increase in long-term borrowings	2,140,351	1,930,357	2,015,446
Decrease in long-term borrowings	(1,594,148)	(2,330,509)	(2,883,078)
Decrease in short-term borrowings, net	(149,437)	(416,174)	(56,383)
Increase in deposits received at banks, net	(23,605)	129,384	117,047
Proceeds from sales of common stock held in treasury	682	56	10
Payments for repurchases of common stock held in treasury	(32,511)	(7)	(8,287)
Payments for cash dividends	(51,947)	(14,730)	(29,066)
Net cash provided by (used in) financing activities	289,385	(701,623)	(844,311)
Effect of exchange rate changes on cash and cash equivalents	41,089	47,175	(6,314)
Net increase (decrease) in cash and cash equivalents	684,705	(265,433)	(549,820)
Cash and cash equivalents at beginning of the year	805,087	1,070,520	1,620,340
Cash and cash equivalents at end of the year	1,489,792	805,087	1,070,520
Cash paid during the year for-
Interest	303,331	296,643	338,802
Income tax payments, net	¥ 116,037	¥ 28,063	¥ 16,076